Unsecured Promissory Note (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Long Term Debt

Debt schedule at September 30, 2024 (in thousands)
Long-term debt	$3,301
Unamortized Original issue discount	(555)
Unamortized Financing fees	(14)
2,732
Less current portion of long-term debt, net	(2,593)

Long-term debt, net	$139